Average Annual Total Returns - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund	Jan. 29, 2025
Fidelity Limited Term Government Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.10%
Past 5 years	0.62%
Past 10 years	0.96%
Fidelity Limited Term Government Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.87%
Past 5 years	(0.03%)
Past 10 years	0.37%
Fidelity Limited Term Government Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.83%
Past 5 years	0.20%
Past 10 years	0.48%
LB069
Average Annual Return:
Past 1 year	3.32%
Past 5 years	1.01%
Past 10 years	1.34%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%